Revenues and other income - Additional Information (Details) € in Thousands, $ in Millions		12 Months Ended
	Dec. 15, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Jul. 10, 2020 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit utilization period		3 years
Revenues		€ 50	€ 68	€ 116	[1]
Subsidies		€ 526	€ 20	€ 90
Percentage of employees' net wages received via subsidies from French government		84.00%
PGE Loan, BPI France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subsidies		€ 187
Notional amount		350							€ 5,000	€ 5,000
FRANCE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subsidies		€ 312
PharmaEngine, NBTWR3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment received | $								$ 1.0
Development milestones payments received | $						$ 1.0	$ 1.0
PharmaEngine, NBTWR3 | Revenue By Type
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk percentage		100.00%	100.00%
PharmaEngine, NBTWR3 | Minimum | Revenue By Type
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk percentage				90.00%
Sanofi, Gene Therapy Portfolio
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment received	€ 100
Collaboration agreement, term	1 year

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)